Grant revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Grant revenue
ARENA grant		$ 1,001
R&D tax credit recoveries	$ 651	753
Grant revenue	$ 651	$ 1,754